Goodwill & Other Intangible Assets Goodwill (Details) - USD ($) $ in Millions		12 Months Ended
		Feb. 24, 2023		Feb. 25, 2022		Feb. 26, 2021
Goodwill [Roll Forward]
Goodwill, Acquired During Period	[1]	$ 36.8	[2]	$ 25.8
Currency translation adjustments		(1.9)		(1.1)
Goodwill		598.3		564.3
Accumulated impairment losses		(321.5)		(321.5)
Goodwill, Other Increase (Decrease)	[3]	$ (0.9)
Goodwill, Change in Goodwill Allocation, Description	[4]	—
Goodwill, net		$ 276.8		242.8		$ 218.1
Schedule Of Intangible Assets By Major ClassLine Items [Line Items]
Finite-lived intangible assets, gross		208.7		171.8
Finite-lived intangible assets, accumulated amortization		97.6		86.4
Finite-lived intangible assets, net		111.1		85.4
Indefinite-lived intangible assets, gross		0.1		0.1
Indefinite-lived intangible assets, accumulated amortization		0.0		0.0
Indefinite-lived intangible assets, net		0.1		0.1
Other intangible assets, gross		208.8		171.9
Other intangible assets, net		111.2		85.5
Intangible assets amortization expense		22.8		14.8		16.3
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Asset, Expected Amortization, Year One		17.1
Finite-Lived Intangible Asset, Expected Amortization, Year Two		17.4
Finite-Lived Intangible Asset, Expected Amortization, Year Three		17.1
Finite-Lived Intangible Asset, Expected Amortization, Year Four		16.9
Finite-Lived Intangible Asset, Expected Amortization, Year Five		13.7
Finite-Lived Intangible Assets, Amortization Expense, Next Five Years		82.2
Goodwill impairment charge		$ 0.0		$ 0.0		17.6
Equity Method Investee, Other [Member]
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Equity Method Investment, Ownership Percentage		0.00%		5.00%
Equity Method Investee, Manufacturing Joint Ventures [Member]
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Equity Method Investment, Ownership Percentage		49.00%		49.00%
Minimum [Member] | Equity Method Investee, Other [Member]
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Equity Method Investment, Ownership Percentage		0.00%		5.00%
Minimum [Member] | Equity Method Investee, Total Dealers [Member]
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Equity Method Investment, Ownership Percentage		25.00%		25.00%
Minimum [Member] | Cost Method Investee, Other [Member]
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Equity Method Investment, Ownership Percentage		1.00%		1.00%
Minimum [Member] | Cost Method Investee, Total Dealers [Member] [Member]
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Equity Method Investment, Ownership Percentage		1.00%		1.00%
Maximum [Member] | Equity Method Investee, Other [Member]
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Equity Method Investment, Ownership Percentage		0.00%		5.00%
Maximum [Member] | Equity Method Investee, Total Dealers [Member]
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Equity Method Investment, Ownership Percentage		40.00%		40.00%
Maximum [Member] | Cost Method Investee, Other [Member]
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Equity Method Investment, Ownership Percentage		10.00%		10.00%
Maximum [Member] | Cost Method Investee, Total Dealers [Member] [Member]
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Equity Method Investment, Ownership Percentage		10.00%		10.00%
Americas [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period	[1]	$ 36.6	[2]	$ 0.0
Currency translation adjustments		(0.5)		(0.2)
Goodwill		294.9		244.5
Accumulated impairment losses		(26.6)		(26.6)
Goodwill, Other Increase (Decrease)	[3]	$ (0.9)
Goodwill, Change in Goodwill Allocation, Description	[4]	15.2
Goodwill, net		$ 268.3		217.9		218.1
International
Goodwill [Roll Forward]
Goodwill, Acquired During Period	[1]	0.2	[2]	25.8
Currency translation adjustments		(1.4)		(0.9)
Goodwill		303.4		319.8
Accumulated impairment losses		(294.9)		(294.9)
Goodwill, Other Increase (Decrease)	[3]	$ 0.0
Goodwill, Change in Goodwill Allocation, Description	[4]	(15.2)
Goodwill, net		$ 8.5		24.9		$ 0.0
Dealer relationships [Member]
Schedule Of Intangible Assets By Major ClassLine Items [Line Items]
Finite-lived intangible assets, gross		83.8	[2]	61.4	[1]
Finite-lived intangible assets, accumulated amortization		27.6	[2]	20.0	[1]
Finite-lived intangible assets, net		$ 56.2	[2]	41.4	[1]
Dealer relationships [Member] | Weighted Average
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Asset, Useful Life		10 years 9 months
Trademarks [Member]
Schedule Of Intangible Assets By Major ClassLine Items [Line Items]
Finite-lived intangible assets, gross		$ 59.6	[2]	47.4	[1]
Finite-lived intangible assets, accumulated amortization		30.6	[2]	24.5	[1]
Finite-lived intangible assets, net		$ 29.0	[2]	22.9	[1]
Trademarks [Member] | Weighted Average
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Asset, Useful Life		8 years 11 months
Know-How/Design [Member]
Schedule Of Intangible Assets By Major ClassLine Items [Line Items]
Finite-lived intangible assets, gross		$ 35.5	[2]	24.2	[1]
Finite-lived intangible assets, accumulated amortization		11.8	[2]	8.5	[1]
Finite-lived intangible assets, net		$ 23.7	[2]	15.7	[1]
Know-How/Design [Member] | Weighted Average
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Asset, Useful Life		9 years
Patented Technology [Member]
Schedule Of Intangible Assets By Major ClassLine Items [Line Items]
Finite-lived intangible assets, gross		$ 15.8		15.8
Finite-lived intangible assets, accumulated amortization		14.3		13.9
Finite-lived intangible assets, net		$ 1.5		1.9
Patented Technology [Member] | Weighted Average
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Asset, Useful Life		9 years 11 months
Other Intangible Assets [Member]
Schedule Of Intangible Assets By Major ClassLine Items [Line Items]
Finite-lived intangible assets, gross		$ 14.0	[2],[3],[5]	23.0
Finite-lived intangible assets, accumulated amortization		13.3	[2],[3],[5]	19.5
Finite-lived intangible assets, net		$ 0.7	[2],[3],[5]	$ 3.5
Other Intangible Assets [Member] | Weighted Average
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Asset, Useful Life		3 years 10 months
Non-compete agreements [Member] | Weighted Average
Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Asset, Useful Life		0 years

[1]	In 2022, we acquired Viccarbe resulting in a goodwill addition in the International segment. The purchase accounting was finalized in 2023. See Note 19 for additional information.
[2]	In 2023, we acquired HALCON resulting in a goodwill addition in the Americas segment. See Note 19 for additional information.
[3]	In 2023, we sold a consolidated dealer, resulting in a decrease to goodwill in the Americas segment.
[4]	In 2023, we reallocated $15.2 of goodwill from the International segment to the Americas segment corresponding to a portion of the goodwill recognized in the acquisition of Viccarbe. The reallocation was triggered by changes in our management structure and allocation of resources to the Viccarbe business post-acquisition. The amount of the reallocation was based on the relative fair value of the Viccarbe business reported within the Americas segment. We performed an impairment test immediately prior to and subsequent to the reallocation of goodwill to assess for impairment and concluded no impairment existed.
[5]	In 2023, we wrote off certain fully amortized assets as they were no longer in use, resulting in a decrease of intangible assets in the Americas and International segments.